Commitments and contingencies (Tables)	6 Months Ended
Sep. 30, 2016
Schedule of Guarantor Obligations

The maximum potential amount of future payments disclosed below represents the contractual amounts that could be required to be repaid in the event of the guarantees being executed, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

	March 31, 2016	September 30, 2016
	(in billions of yen)
Performance guarantees	2,110	2,065
Guarantees on loans	297	252
Guarantees on securities	203	176
Other guarantees	1,571	1,559
Guarantees for the repayment of trust principal	1,141	433
Liabilities of trust accounts	12,747	13,828
Derivative financial instruments	15,792	15,264

Schedule of Off Balance Sheet Commitments and Guarantees

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2016 and September 30, 2016:

	March 31, 2016	September 30, 2016
	(in billions of yen)
Commitments to extend credit (Note)	75,742	72,946
Commercial letters of credit	448	428

Total	76,190	73,374

Note:	Commitments to extend credit include commitments to invest in securities.

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Schedule of Guarantor Obligations

The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2016 and September 30, 2016:

	March 31, 2016	September 30, 2016
	(in billions of yen)
Investment grade	3,160	3,075
Non-investment grade	1,022	977

Total	4,182	4,052

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.